Discontinued operations - Schedule of gain (loss) on disposal of investments, net (Details 1) - Oxiteno S. A. Industria e Comercio [member] - Assets from subsidiaries held for sale R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Assets and liabilities from subsidiaries held for sale and discontinued operations
Total value of purchase and sale agreement of subsidiary	R$ 6,994,191
Working capital and net debt adjustments	(13,146)
Proceeds from settlement of intercompany loan held by Oxiteno	(3,980,702)
Adjustment to present value on transaction closing date referring to deferred installment	(81,397)
Revenue from the sale of investments, net of adjustment to present value	2,918,946
Cost of investment	(2,118,949)
Cumulative translation adjustments, net of cash flow hedging losses, reclassified to the statement of income	(277,045)
Transaction costs	(77,843)
Provision for indemnities	(136,103)
Gain on disposal of investments before the effect of cessation of depreciation	309,006
Cessation of depreciation	(51,372)
Gain (loss) on disposal of investments after the effect of depreciation	257,634
Current income and social contribution taxes	(245,478)
Deferred income and social contribution taxes	46,247
Gain (loss) on disposal of investments, net	R$ 58,403